United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/13

Date of Reporting Period: Quarter ended 06/30/13

Item 1. Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—83.3%
		Alabama—0.5%
$2,500,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 3.00%, 6/1/2014	$2,553,425
1,000,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	1,055,620
3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,074,291
3,515,000		Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,515,774
625,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (Assured Guaranty Corp. INS), 0.75%, 7/5/2013	625,000
4,640,000		Mobile, AL IDB, PCR Bonds (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,608,680
		TOTAL	16,432,790
		Alaska—0.3%
7,125,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	7,286,096
4,000,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,373,440
		TOTAL	11,659,536
		Arizona—1.8%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.91% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	7,161,630
5,000,000		Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,269,500
10,000,000		Coconino County, AZ Pollution Control Corp., PCRBs (Series 1994A), 3.625% TOBs (Arizona Public Service Co.), Mandatory Tender 7/13/2013	10,008,500
3,125,000		Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,142,500
1,500,000		Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2013	1,500,585
2,000,000		Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	2,092,500
25,000,000		Yavapai County, AZ IDA Solid Waste Disposal (Series 2010), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 9/3/2013	25,000,000
5,140,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, (Series 2003A-2), 0.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	5,108,132
4,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Revenue Bonds (Series 2002), 0.40% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	4,392,585
		TOTAL	63,675,932
		Arkansas—0.3%
2,295,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2013	2,318,386
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	7,916,160
		TOTAL	10,234,546
		California—6.1%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 0.99% TOBs, Mandatory Tender 8/1/2017	12,041,160
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 0.76% TOBs Mandatory Tender 10/1/2019	15,109,650
9,905,000	[1]	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.83% (Loyola Marymount University), 10/1/2015	9,913,716
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,749,868
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,689,822
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,689,822
3,865,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	3,866,275
3,800,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	3,961,158
10,000,000		California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,508,300

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$6,000,000		California Municipal Finance Authority, Revenue Bonds , 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2013	$6,000,000
4,000,000	[2,3]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 0.70% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2014	3,974,680
3,200,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.63% (Waste Management, Inc.), 6/1/2018	3,257,312
5,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	4,987,500
2,625,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,748,034
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.81%, 5/1/2017	7,032,410
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.96%, 5/1/2018	9,055,980
8,250,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2014	8,480,093
11,000,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2015	11,765,380
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2017	11,498,600
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2018	11,651,600
60,000,000	[1]	California Statewide CDA, Revenue Bonds (Series 2012C), 1.01% TOBs (Kaiser Permanente) Mandatory Tender 5/1/2017	60,451,800
9,800,000	[1]	East Bay Municipal Utility District, CA Wastewater System, Revenue Refunding Bonds (Series 2011A), 0.38% TOBs, Mandatory Tender 7/8/2015	9,800,686
		TOTAL	219,233,846
		Colorado—0.6%
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Bringham LOC)/ (Original Issue Yield: 4.50%), 12/1/2015	100,004
4,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,357,685
15,430,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.78% TOBs, Mandatory Tender 9/1/2014	15,485,239
		TOTAL	19,942,928
		Connecticut—2.6%
12,000,000		Connecticut Development Authority, PCR Refunding Bonds (Series 2011B), 1.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 9/3/2013	12,020,040
4,020,000		Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,118,008
15,585,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2011C), 0.71%, 5/15/2016	15,685,212
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.46%, 4/15/2015	4,510,575
5,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.59%, 4/15/2016	5,028,250
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.74%, 4/15/2017	4,019,240
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.94%, 4/15/2018	4,522,815
3,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.35%, 9/15/2015	3,501,505
3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.49%, 9/15/2016	3,001,020
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.58%, 9/15/2017	1,881,112
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.83%, 9/15/2018	2,506,450
4,675,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.40%, 3/1/2017	4,677,805
2,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.48%, 3/1/2018	2,877,070
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.61%, 3/1/2019	2,014,380
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.71%, 3/1/2020	6,403,552
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.81%, 3/1/2021	4,037,360
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.91%, 3/1/2022	3,098,899
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.96%, 3/1/2023	1,514,040
600,000		West Haven, CT, UT GO Bonds, 3.00% (Assured Guaranty Municipal Corp. INS), 8/1/2015	611,616
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2017	2,104,020
1,000,000		West Haven, CT, UT GO Bonds, 4.00%, 8/1/2013	1,002,290
500,000		West Haven, CT, UT GO Bonds, 4.00%, 8/1/2014	513,355
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 8/1/2016	2,705,850
		TOTAL	92,354,464

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—1.7%
$10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.66%, 12/1/2015	$10,001,200
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.81%, 12/1/2017	13,286,727
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.66%, 12/1/2015	10,001,200
15,150,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-1), 0.54% TOBs, Mandatory Tender 6/1/2015	15,162,423
12,000,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.64% TOBs, Mandatory Tender 6/1/2016	12,001,920
		TOTAL	60,453,470
		Florida—4.6%
54,610	[4]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	14,465
30,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2011A-3), 1.71% (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2014	30,303,300
25,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2012A-3), 1.31% (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	25,329,000
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,561,200
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.), Mandatory Tender 6/15/2016	6,384,099
14,000,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2011A), 5.00% (Florida State), 6/1/2014	14,621,180
5,000,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.16%, 10/1/2014	5,035,450
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 0.81%, 10/1/2017	21,895,006
1,600,000		Lee County, FL HFA, (Series 2012), 0.65% (Rolling Green, Ltd)/(United States Treasury COL), 5/1/2014	1,600,032
6,250,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	6,298,063
4,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	4,030,280
15,000,000		Miami-Dade County, FL School Board, COPs (Series 2011A), 5.00% TOBs, Mandatory Tender 5/1/2014	15,549,750
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,738,616
500,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2017	568,155
615,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2019	711,438
4,550,000		Okeechobee County, FL, 0.65% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2013	4,550,000
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,022,840
1,500,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2017	1,709,490
10,025,000		St. Petersburg, FL HFA, (Series B) Auction Rate Securities (All Children's Hospital)/(AMBAC Assurance Corporation INS), 0.75%, 7/5/2013	10,025,000
		TOTAL	163,947,364
		Georgia—1.8%
500,000		Atlanta, GA Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	525,025
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,065,660
11,000,000		Burke County, GA Development Authority, PCRBs (Fourth Series 1994), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	11,054,450
9,000,000		Burke County, GA Development Authority, PCRBs (Fourth Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	9,044,550
13,000,000		Burke County, GA Development Authority, PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	13,113,100
4,000,000		Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	4,053,360
14,250,000		Burke County, GA Development Authority, PCRBs (Series 2012), 1.25% TOBs (Georgia Transmission Corporation Vogtle Project), Mandatory Tender 5/1/2015	14,335,643
4,500,000		Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2014	4,518,360
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,247,120
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	450,008
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2014	1,023,440
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,064,250

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$1,400,000		Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	$1,416,338
		TOTAL	63,911,304
		Illinois—6.4%
12,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.81% TOBs, Mandatory Tender 6/1/2017	12,034,680
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.89% TOBs, Mandatory Tender 6/1/2018	16,071,680
10,325,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	10,924,160
9,460,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2014	9,669,917
15,980,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2015	16,956,857
21,030,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2016	22,916,812
18,455,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	20,493,909
17,585,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	19,663,195
10,000,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2016	10,664,200
10,400,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2017	11,207,664
10,815,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	11,646,133
4,000,000		Illinois Finance Authority, Gas Supply Revenue Refunding Bonds (Series 2010), 2.13% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,063,280
1,260,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2015	1,322,168
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2016	1,055,030
7,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2015	7,542,640
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2014	2,090,340
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	2,169,920
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	2,235,760
12,705,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	13,458,025
4,975,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,513,345
5,000,000		Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2014	5,106,350
4,350,000		Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2015	4,560,801
1,900,000		Illinois State, UT GO Refunding Bonds, 5.00% (United States Treasury COL), 1/1/2014	1,944,840
6,100,000		Illinois State, UT GO Refunding Bonds, 5.00%, 1/1/2014	6,229,686
2,300,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,512,474
5,000,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,502,300
		TOTAL	227,556,166
		Indiana—1.9%
6,025,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2001A-1), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	6,103,747
7,525,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 6/1/2016	8,119,776
700,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	788,284
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,145,910
18,000,000		Indiana State EDA, (Series A), 0.53% TOBs (Republic Services, Inc.), Mandatory Tender 9/3/2013	18,000,000
10,000,000		Indiana State Finance Authority, Health Facility Revenue BANs (Series 2013A), 2.20% (Cameron Memorial Community Hospital, Inc.), 2/1/2016	9,921,900
2,250,000		Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2014	2,286,787
1,500,000		Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,575,930
5,000,000		Indiana State Finance Authority, Second Lien Water Utility Revenue Bonds (Series 2011B), 3.00% (Citizens Energy Group), 10/1/2014	5,150,650
15,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,400,400
		TOTAL	69,493,384

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kansas—0.1%
$200,000		Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	$203,366
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	2,978,790
2,000,000		Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,035,560
		TOTAL	5,217,716
		Kentucky—0.6%
3,000,000		Kentucky EDFA, (Series A), 0.53% TOBs (Republic Services, Inc.), Mandatory Tender 9/3/2013	3,000,000
11,045,000		Kentucky EDFA, (Series B), 0.42% TOBs (Republic Services, Inc.), Mandatory Tender 9/3/2013	11,045,000
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,821,638
		TOTAL	19,866,638
		Louisiana—2.3%
21,490,000	[1]	East Baton Rouge Sewerage Commission, Revenue Bonds (Series 2011A), 0.94% TOBs, Mandatory Tender 8/1/2014	21,503,968
21,000,000	[1]	Louisiana Local Government Environmental Facilities Community Development Authority, Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index), 0.84% TOBs (East Baton Rouge Sewerage Commission) Mandatory Tender 8/1/2018	20,939,310
16,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.61% TOBs, Mandatory Tender 5/1/2017	16,006,880
14,400,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.69% TOBs, Mandatory Tender 5/1/2018	14,337,648
10,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.13% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,172,800
		TOTAL	82,960,606
		Maryland—1.9%
18,830,000	[1]	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.28% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2016	19,150,298
24,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 0.96% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2017	24,198,480
17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013A), 0.73% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	16,931,490
8,730,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013B),0.71% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	8,719,437
		TOTAL	68,999,705
		Massachusetts—4.1%
13,815,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.46%, 2/1/2015	13,814,171
15,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.54%, 2/1/2016	15,001,200
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.58%, 9/1/2016	4,000,160
20,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.40%, 1/1/2017	20,009,400
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.49%, 1/1/2018	10,005,500
3,500,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.72%, 2/1/2015	3,500,000
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (SIFMA Index Bonds) (Series 2013A), 0.42%, 2/1/2017	10,011,400
29,735,000	[1]	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011K-3), 0.71% TOBs (Partners Healthcare Systems) 1/30/2014	29,734,703
15,000,000	[1]	Massachusetts Development Finance Agency, Variable Rate Revenue Bonds (Series 2011N), 0.56% TOBs (Williams College, MA), Mandatory Tender 7/4/2014	15,015,300
2,420,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2013	2,420,944
1,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2014	1,308,263
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,085,610
6,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2013	6,002,340
6,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2014	6,535,812

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$3,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	$3,521,440
1,500,000		Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,503,705
2,125,000		Massachusetts State HFA, Construction Loan Notes (Series 2012F), 0.65%, 12/1/2014	2,125,361
		TOTAL	145,595,309
		Michigan—3.2%
15,500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 0.90% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/16/2015	15,499,845
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	4,976,700
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2015	2,193,320
6,665,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	6,786,903
8,250,000		Michigan State Strategic Fund, Revenue Bonds, 3.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2013	8,260,643
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand LO Revenue Refunding Bonds (Series 1995C), 2.13% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,031,361
7,320,000		Monroe County, MI EDC, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1992-CC), 2.35% TOBs (Detroit Edison Co.), Mandatory Tender 4/1/2014	7,406,376
23,800,000	[1]	Saline, MI Area Schools, UT GO Refunding Bonds (Series 2012), 0.61% TOBs (Q-SBLF GTD), Mandatory Tender 11/1/2015	23,953,986
20,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012F), 0.46% TOBs, Mandatory Tender 4/1/2016	20,003,000
		TOTAL	116,112,134
		Minnesota—0.1%
3,020,000		Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2014	3,079,011
		Mississippi—0.4%
4,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	4,029,040
12,000,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.59%, 9/1/2017	12,009,480
		TOTAL	16,038,520
		Missouri—0.2%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power and Light Co.), 7/1/2017	3,723,489
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2014	1,022,320
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,061,130
2,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,176,820
		TOTAL	7,983,759
		Nebraska—0.1%
200,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2014	202,792
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	788,212
250,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2015	262,783
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	547,415
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	846,795
		TOTAL	2,647,997
		Nevada—0.1%
1,750,000		Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 4.00%, 7/1/2013	1,750,543
		New Hampshire—1.0%
28,800,000		New Hampshire Business Finance Authority, (Series 1990B), 0.46% CP (New England Power Co.), Mandatory Tender 8/15/2013	28,800,288
5,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,248,900

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—continued
$2,000,000		New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2003), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	$1,952,260
		TOTAL	36,001,448
		New Jersey—6.5%
3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,285,002
750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.38% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	750,308
6,440,000		Hoboken, NJ, Special Emergency Notes (Series 2013A), 1.75% RANs, 1/28/2014	6,464,923
9,687,000		Jersey City, NJ, (Series 2013A-B), 1.25% RANs, 4/17/2014	9,721,970
1,438,000		Lyndhurst Township, NJ, 1.50% BANs, 2/14/2014	1,442,602
12,955,000		Lyndhurst Township, NJ, 1.50% BANs, 9/20/2013	12,973,137
3,320,000		Lyndhurst Township, NJ, 1.75% BANs, 3/20/2014	3,340,451
4,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2014	4,159,960
13,000,000	[1]	New Jersey EDA, School Facilites Construction Bonds (Series 2012G), 0.64% (New Jersey State), 2/1/2015	13,041,210
18,500,000	[1]	New Jersey EDA, School Facilites Construction Bonds (Series 2012H), 0.96% (New Jersey State), 2/1/2017	18,535,520
82,100,000	[1]	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.76% (New Jersey State), 2/1/2016	84,097,493
1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 4.00% (Meridian Health System Obligated Group), 7/1/2013	1,000,290
1,250,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2014	1,300,300
1,500,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,605,645
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,192,140
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2014	1,043,730
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,162,540
6,625,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 D-3), 0.74% TOBs, Mandatory Tender 1/1/2018	6,642,556
7,235,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-1), 0.59% TOBs, Mandatory Tender 1/1/2016	7,239,124
5,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-2), 0.68% TOBs, Mandatory Tender 1/1/2017	5,004,600
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.54%, 1/1/2017	10,006,400
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.61%, 1/1/2018	10,007,900
8,650,000		Newark, NJ, (Series 2013A), 1.50% TANs, 2/20/2014	8,665,137
3,000,000		Newark, NJ, (Series 2013B), 1.50% BANs, 6/26/2014	3,017,760
1,500,000		Newark, NJ, (Series 2013C), 1.50% BANs, 6/26/2014	1,508,880
5,000,000		Newark, NJ, (Series D), 2.00% BANs, 12/11/2013	5,023,000
5,985,000		Plainfield, NJ, 1.75% BANs, 9/11/2013	5,994,277
3,800,000		Ventnor, NJ, (Series 2012A), 2.00% BANs, 12/16/2013	3,819,608
		TOTAL	234,046,463
		New Mexico—0.1%
3,000,000		Farmington, NM, PCRBs (Series 1994C), 2.88% TOBs (Arizona Public Service Co.), Mandatory Tender 10/10/2013	3,020,040
		New York—9.2%
12,668,802		Amsterdam, NY, 2.00% BANs, 8/8/2013	12,683,371
6,755,000		Bath, NY, 1.25% BANs, 5/23/2014	6,765,200
5,479,280		Colonie, NY, 1.25% BANs, 3/19/2014	5,493,636
1,500,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,558,695
10,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.74% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2014	10,021,900
5,830,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	6,115,553
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 0.81% (MTA Dedicated Tax Fund), 11/1/2017	8,054,160

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 0.96% (MTA Dedicated Tax Fund), 11/1/2018	$14,100,380
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.01% (MTA Dedicated Tax Fund), 11/1/2019	15,092,250
18,900,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-2), 0.66% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	18,859,743
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 0.83% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	24,738,368
18,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 0.97% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2017	17,968,320
10,000,000		Nassau County, NY, (Series 2013A), 2.00% BANs, 2/5/2014	10,099,600
16,000,000		Nassau County, NY, (Series 2013A), 2.00% RANs, 3/31/2014	16,192,960
500,000		Nassau County, NY, (Series B), 2.00% TANs, 9/30/2013	502,010
14,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.44%, 8/1/2021	14,119,560
15,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.53%, 8/1/2021	15,159,000
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.61%, 8/1/2025	12,881,737
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	5,997,970
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	6,782,678
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	14,237,517
7,585,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2014	7,975,779
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	16,423,290
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	14,451,431
5,500,000		New York State Environmental Facilities Corp., (Series A), 0.55% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2013	5,500,000
4,175,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 4.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2014	4,287,850
5,000,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	5,384,350
10,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	10,577,600
15,000,000		Suffolk County, NY, (Series 2013A), 2.00% BANs, 5/2/2014	15,213,750
10,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	10,667,500
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,413,358
		TOTAL	330,319,516
		North Carolina—2.6%
40,000,000		North Carolina Capital Facilities Finance Agency, (Series A), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 9/3/2013	40,000,000
5,570,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2015	5,931,326
1,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,648,260
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	5,069,205
2,855,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	3,040,204
2,970,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.80% TOBs (Wake Forest Baptist Obligated Group), MandatoryTender 12/1/2017	2,970,623
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.58% TOBs, Mandatory Tender 12/1/2015	20,042,200
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.88% TOBs, Mandatory Tender 12/1/2017	12,745,920
		TOTAL	91,447,738
		Ohio—2.0%
5,000,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,297,550
8,000,000		Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.88% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,189,120
20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	19,846,200
3,000,000		Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,174,960
13,000,000	[1]	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.31% (University of Dayton), 7/1/2016	13,007,930
4,250,000		Ohio Water Development Authority, 0.60% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2013	4,250,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$5,000,000	[1]	Ohio Water Development Authority, Ohio Water Pollution Control Fund Notes (Series 2012A), 0.46% TOBs, Mandatory Tender 7/15/2015	$5,000,500
8,000,000		Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2016	7,932,640
3,957,000		Richland County, OH, 2.13% BANs, 1/7/2014	3,971,878
		TOTAL	70,670,778
		Oklahoma—1.5%
280,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2013	281,221
100,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2014	102,698
750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	783,945
1,065,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	1,131,882
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,510,040
1,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2014	1,009,660
1,500,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2015	1,526,970
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,597,076
5,345,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,722,678
2,750,000		Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 6/2/2014	2,764,603
13,000,000		Oklahoma State Municipal Power Authority, Power Supply System Revenue Bonds (Series 2003A), 1.20% TOBs, Mandatory Tender 1/5/2015	13,034,970
16,805,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.81% TOBs Mandatory Tender 8/1/2013	16,807,521
3,315,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,532,331
		TOTAL	52,805,595
		Oregon—0.3%
3,000,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 3.00%, 11/1/2016	3,114,030
3,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,777,830
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,356,053
		TOTAL	9,247,913
		Pennsylvania—3.7%
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,440,067
10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 7/1/2016	9,971,100
7,500,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 0.88% TOBs (Waste Management, Inc.), Mandatory Tender 2/3/2014	7,460,250
4,500,000		Chester County, PA IDA, Student Housing Revenue BANs (Series 2013C-1), 1.60% (University Student Housing LLC), 2/1/2015	4,511,835
5,975,000	[1]	Downingtown Area School District, PA, UT GO Bonds (Series 2010), 0.43% TOBs , Mandatory Tender 5/1/2016	5,993,702
250,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 3.00% (UPMC Health System), 2/15/2014	253,785
500,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2015	523,450
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	667,825
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	403,331
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	678,388
8,000,000		Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.48% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2020	8,006,080

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$12,500,000		Pennsylvania EDFA, (Series 2010A), 0.55% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2013	$12,500,000
5,500,000		Pennsylvania EDFA, (Series B), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2013	5,500,000
5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	5,163,427
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	3,100,650
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,545,435
3,515,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 5/2/2014	3,542,909
3,035,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,040,099
4,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	4,497,840
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,005,870
12,070,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.11%, 12/1/2014	12,143,627
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.71%, 6/1/2014	5,011,900
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.61%, 12/1/2014	10,001,500
10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.66%, 12/1/2017	10,922,952
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.80%, 12/1/2018	11,078,430
1,765,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.83% (Guthrie Healthcare System, PA), 12/1/2017	1,746,468
		TOTAL	133,710,920
		Rhode Island—0.7%
1,535,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 2.00%, 8/1/2013	1,537,533
2,710,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2014	2,847,993
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	4,993,432
6,970,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 4.00%, 8/1/2013	6,994,256
4,460,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2014	4,687,103
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	5,118,676
		TOTAL	26,178,993
		South Carolina—0.7%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Refunding Revenue Bonds (Series 2007), 0.81% TOBs, Mandatory Tender 1/1/2018	17,514,723
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.88% (Waste Management, Inc.), 2/1/2015	2,026,640
5,950,000	[1]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.81% TOBs (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,945,121
		TOTAL	25,486,484
		Tennessee—1.2%
20,000,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012A), 0.46% TOBs (Vanderbilt University), Mandatory Tender 10/1/2015	20,000,800
23,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.66% TOBs (Vanderbilt University), Mandatory Tender 10/1/2017	23,501,410
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,115,890
17,784	[4,5,6]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2011	44
16,361	[4,5,6]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2012	41
35,567	[4,5]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2013	89
		TOTAL	44,618,274
		Texas—6.4%
1,200,000		Austin, TX Electric Utility System, Revenue Refunding Bonds (Series 2012A), 4.00%, 11/15/2017	1,331,244
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Put Bonds (Series 2013B), 3.00% TOBs 1/4/2016	5,074,200
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	2,996,034

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,950,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Bonds (Series 2007), 2.30% TOBs (BP PLC), Mandatory Tender 9/3/2013	$3,962,877
1,075,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.26% (Memorial Hermann Health System), 6/1/2014	1,075,140
1,170,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.36% (Memorial Hermann Health System), 6/1/2015	1,170,878
1,045,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.46% (Memorial Hermann Health System), 6/1/2016	1,046,390
3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.56% (Memorial Hermann Health System), 6/1/2017	3,609,900
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.66% (Memorial Hermann Health System), 6/1/2018	1,819,574
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.76% (Memorial Hermann Health System), 6/1/2019	2,262,442
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.81% (Memorial Hermann Health System), 6/1/2020	2,015,020
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.89% (Memorial Hermann Health System), 6/1/2021	3,742,240
1,770,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2014	1,856,783
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	3,941,113
25,000,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.65% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 2/15/2015	25,005,250
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.70% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 2/15/2016	3,751,200
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.61% TOBs, Mandatory Tender 6/1/2015	3,004,080
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.81% TOBs, Mandatory Tender 6/1/2017	10,035,000
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 0.66% TOBs, Mandatory Tender 8/1/2016	15,146,550
8,550,000	[1]	Houston, TX Higher Education Finance Corp., Higher Education Revenue Refunding Bonds (Series 2013B), 0.61% TOBs (Rice University), Mandatory Tender 11/16/2017	8,552,565
1,500,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2013	1,512,285
2,000,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2014	2,107,160
2,795,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	3,022,904
1,400,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2013	1,411,466
1,340,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2014	1,411,797
2,600,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,812,004
7,500,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2014	7,605,900
10,000,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2015	10,308,500
15,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	16,211,400
330,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	330,119
500,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	520,325
1,085,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,166,342
15,750,000		Mission, TX EDC., Revenue Bonds , 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2013	15,750,000
8,060,000	[1]	San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012A), 2.00% TOBs, Mandatory Tender 12/1/2014	8,233,774
7,000,000	[1]	San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012B), 2.00% TOBs, Mandatory Tender 12/1/2015	7,192,150
7,500,000	[1]	San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,685,175
7,150,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	7,238,946
14,060,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	14,234,906

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$19,000,000		Texas State Transportation Commission, First Tier Revenue Refunding Bonds (Series 2012-A), 1.25% TOBs (Central Texas Turnpike System), Mandatory Tender 2/15/2015	$19,010,640
		TOTAL	229,164,273
		Utah—0.4%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 1.50% TOBs (Nucor Corp.), Mandatory Tender 10/1/2013	3,301,584
1,400,000		Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,408,232
9,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.38% (United States Steel Corp.), 11/1/2015	9,184,680
		TOTAL	13,894,496
		Virginia—1.8%
10,150,000		Amelia County, VA IDA, (Series 2002), 0.85% TOBs (Waste Industries, Inc.), Mandatory Tender 4/1/2014	10,079,965
1,825,000		Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	1,827,153
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.13% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,994,208
2,000,000		Charles City County, VA IDA, Tax-Exempt Adujustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.88% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	1,995,000
8,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	8,060,640
5,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2014	5,069,650
4,935,000		Norfolk, VA, GO BANs (Series 2011A), 3.00%, 1/1/2014	4,966,387
615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	665,713
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,221,380
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,629,957
6,580,000		Smyth County, VA, GO Literary Loan Anticipation Notes (Series 2011B), 3.00% (United States Treasury PRF 11/1/2013@100), 5/1/2016	6,617,309
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.38% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,111,200
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,660,071
		TOTAL	62,898,633
		Washington—0.8%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00% (United States Treasury COL), 7/1/2013	2,165,844
12,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	13,667,000
5,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	5,039,550
7,500,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	7,559,325
		TOTAL	28,431,719
		West Virginia—1.8%
8,500,000		Mason County, WV, PCRBs (Series L), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2014	8,618,830
5,000,000		West Virginia EDA, PCR Revenue Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,036,850
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.13% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,287,000
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 9/1/2016	16,611,375
845,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2013	853,053
375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	401,494
800,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2014	845,512
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	765,079

Principal Amount			Value
		MUNICIPAL BONDS—continued
		West Virginia—continued
$21,225,000	[1]	West Virginia University Board of Governors, University Improvement Variable Rate Revenue Bonds (Series 2011C), 0.71% TOBs (West Virginia University), Mandatory Tender 10/1/2014	$21,240,494
		TOTAL	64,659,687
		Wisconsin—0.8%
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,460,920
500,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 2.50% (Gundersen Lutheran), 10/15/2013	502,735
760,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2014	797,301
3,685,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2013B-1), 4.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2018	4,008,948
4,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,001,600
2,000,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,000,540
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,497,900
3,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2014	3,641,085
		TOTAL	29,911,029
		Wyoming—0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 1.75% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/01/2015	4,194,960
		TOTAL MUNICIPAL BONDS (AT IDENTIFIED COST $2,967,292,153)	2,979,856,627
		SHORT-TERM MUNICIPALS—16.2%[7]
		Alabama—1.7%
1,390,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 1.67%, 7/4/2013	1,390,000
900,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.50%, 7/4/2013	900,000
14,710,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.40%, 7/4/2013	14,710,000
4,690,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.50%, 7/4/2013	4,690,000
39,675,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Regions Bank, Alabama LOC), 2.26%, 7/5/2013	39,675,000
		TOTAL	61,365,000
		Colorado—1.6%
10,000,000		Denver (City & County), CO, (Series 2007G-1) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.22%, 7/1/2013	10,000,000
27,905,000		Denver (City & County), CO, (Series 2007G-2) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.22%, 7/1/2013	27,905,000
20,150,000		Southglenn Metropolitan District, CO, (Series 2007) Weekly VRDNs (BNP Paribas SA LOC), 0.75%, 7/4/2013	20,150,000
		TOTAL	58,055,000
		Florida—0.4%
6,500,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(H.J. Heinz Co. GTD), 3.10%, 7/4/2013	6,500,000
6,700,000	[2,3]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.35%, 07/4/2013	6,700,000
		TOTAL	13,200,000
		Georgia—1.5%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 1.03%, 7/4/2013	5,440,000
1,000,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.08%, 7/1/2013	1,000,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 0.68%, 7/4/2013	7,970,000
5,695,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.72%, 7/4/2013	5,695,000
3,530,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.26%, 7/4/2013	3,530,000
15,800,000	[2,3]	Metropolitan Atlanta Rapid Transit Authority, GA, P-Floats (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.41%, 7/4/2013	15,800,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		Georgia—continued
$12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.50%, 7/4/2013	$12,900,000
		TOTAL	52,335,000
		Illinois—3.4%
61,000,000		Illinois State Toll Highway Authority, (Series 2008A-1A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.42%, 7/4/2013	61,000,000
37,500,000		Illinois State Toll Highway Authority, (Series 2008A-1A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNCBank, N.A. LIQ), 0.40%, 7/4/2013	37,500,000
21,000,000		Illinois State Toll Highway Authority, (Series 2008A-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.47%, 7/4/2013	21,000,000
		TOTAL	119,500,000
		Indiana—0.6%
22,250,000		Indiana State Finance Authority Enviornmental Revenue, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.60%, 7/3/2013	22,250,000
		Louisiana—1.1%
38,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.51%, 7/4/2013	38,500,000
		Massachusetts—0.0%
1,000,000	[2,3]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-042) Daily VRDNs (Dexia Credit Local LIQ), 0.19%, 7/1/2013	1,000,000
		Mississippi—0.5%
13,900,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.50%, 7/4/2013	13,900,000
3,985,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.68%, 7/4/2013	3,985,000
		TOTAL	17,885,000
		Multi State—0.4%
13,215,000	[2,3]	ROCS Pooled Trust (Multistate AMT) Series 13001CE, ROCS (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.00%, 7/4/2013	13,215,000
		Nevada—0.7%
25,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.27%, 7/3/2013	25,000,000
		New Jersey—1.4%
2,850,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 1.000%, 7/4/2013	2,850,000
8,225,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.51%, 7/5/2013	8,225,000
8,225,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.51%, 7/5/2013	8,225,000
26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Sovereign Bank LOC), 1.45%, 7/4/2013	26,200,000
5,635,000	[2,3]	New Jersey State Housing and Mortgage Finance Agency, Eagles (Series 2010-0001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.26%, 7/4/2013	5,635,000
		TOTAL	51,135,000
		North Carolina—0.4%
13,895,000	[2,3]	North Carolina Eastern Municipal Power Agency, P-Floats (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.51%, 7/4/2013	13,895,000
		Pennsylvania—1.9%
60,715,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.65%, 7/4/2013	60,715,000
6,750,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.30%, 7/4/2013	6,750,000
		TOTAL	67,465,000
		Tennessee—0.0%
1,400,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.83%, 7/4/2013	1,400,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[7]
	Virginia—0.6%
$21,800,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.95% CP (Virginia Electric & Power Co.), Mandatory Tender 8/2/2013	$21,800,000
	TOTAL SHORT-TERM MUNICIPALS—16.2% (AT AMORTIZED COST)	578,000,000
	TOTAL INVESTMENTS—99.5% (AT IDENTIFIED COST $3,545,292,153)[8]	3,557,856,627
	OTHER ASSETS AND LIABILITIES - NET—0.5%[9]	17,388,196
	TOTAL NET ASSETS—100%	$3,575,244,823
Securities that are subject to the federal alternative minimum tax (AMT) represents 0.37% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these liquid restricted securities amounted to $82,319,272, which represented 2.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $82,319,272, which represented 2.3% of total net assets.
4	Non-income producing security.
5	Security in default.
6	Principal amount and interest were not paid upon final maturity.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	At June 30, 2013, the cost of investments for federal tax purposes was $3,544,988,461. The net unrealized appreciation of investments for federal tax purposes was $12,868,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,977,605 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,109,439.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security or repurchase agreement.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Advisor's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2013, all investments found on the Funds utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013